SUPPLEMENTAL CASH FLOW INFORMATION - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-cash Investing Activities
Non-cash assets received	$ 22
Construction in progress under built-to-suit arrangements	14
Non-cash Financing Activities
Payments of distributions to noncontrolling interests	178	$ 3
Cash calls requested from noncontrolling interest	97	81	$ 90
Funding from noncontrolling interests	94	66	$ 109
Noncontrolling Interests | Distributions declared
Non-cash Financing Activities
Dividends Payable	$ 170	$ 21